Investments in Debt, Equity Securities and Other Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Gain (Loss) on Investments [Line Items]
Gross realized gains	¥ 20,352	¥ 494	¥ 3,323
Equity Securities | Marketable equity securities | KDDI
Gain (Loss) on Investments [Line Items]
Gross realized gains	¥ 20,000